INCOME TAXES (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%
U.S. Federal statutory rate	21.00%	21.00%	21.00%
U.S. Federal net operating loss carryforwards	$ 9,400,000